Significant Accounting Policies (Details) € in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
General and administrative expense		$ 4,006,000	$ 8,546,000	$ 8,360,000	$ 13,298,000	$ 33,281,000	$ 18,757,000
Research and development		690,000	971,000	$ 1,615,000	1,384,000	$ 6,245,000	9,632,000
Reportable segment				1		1
Impairment				$ 0	0
Deferred transaction costs		139,000		139,000			16,234,000
Impairment charges		0		0
Contract asset		0		0		0
Deferred revenue		100,000		100,000		0
Sales and marketing expense		183,000	62,000	303,000	123,000	1,989,000	866,000
Minimum purchase commitments
Termination fee (in Euro) | €	€ 0.3							€ 0.3
Commercial sales and total revenue		1,302,000	56,000	1,473,000	75,000	1,373,000	3,441,000
Accounts receivable						900,000	0
Inventory balance		346,000		346,000		1,760,000	235,000
Contract assets						0	0
Stock-based compensation expense		$ 1,563,000	$ 97,000	$ 3,694,000	$ 195,000	$ 18,164,000	643,000
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Discontinued Production Of Mylo [Member]
Significant Accounting Policies [Line Items]
Impairment charges							10,200,000
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Research And Development Operations In California [Member]
Significant Accounting Policies [Line Items]
Impairment charges							$ 9,100,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Total revenue		95.00%	98.00%	94.00%	72.00%	88.00%	99.00%	99.00%
Restricted Stock Units (RSUs) [Member]
Significant Accounting Policies [Line Items]
Stock-based compensation expense		$ 1,400,000		$ 3,300,000		$ 17,000,000	$ 0
Non-US | Geographic Concentration Risk | Net Assets, Geographic Area
Significant Accounting Policies [Line Items]
Total revenue				1.00%		1.00%
Correction of Error [Member]
Significant Accounting Policies [Line Items]
General and administrative expense					$ 1,100,000		2,600,000
Research and development					$ (1,100,000)		2,000,000
Sales and marketing expense							$ 600,000